Derivative Instruments - Gains (Losses) for Derivative Instruments not Designated as Hedging Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Realized gains (losses) on derivative instruments	$ (36,520)	$ (62,753)	$ (44,414)
Unrealized gains (losses) on derivative instruments	6,900	(277)	(34,306)
Gain (loss) on derivative instruments, net	(29,620)	(63,030)	(78,720)
Interest rate swap agreements [Member]
Derivatives, Fair Value [Line Items]
Realized gains (losses) on derivative instruments	(37,427)	(62,660)	(42,495)
Unrealized gains (losses) on derivative instruments	5,200	(9,677)	(34,906)
Gain (loss) on derivative instruments, net	(32,227)	(72,337)	(77,401)
Toledo Spirit time-charter derivative [Member]
Derivatives, Fair Value [Line Items]
Realized gains (losses) on derivative instruments	907	(93)	(1,919)
Unrealized gains (losses) on derivative instruments	1,700	9,400	600
Gain (loss) on derivative instruments, net	$ 2,607	$ 9,307	$ (1,319)